Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024
C000031584
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bruce Fund
Without Sales Load [Member] | C000031584
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%		5.39%	5.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.56%		15.05%	12.86%